NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2015
NEWBUILDINGS [Abstract]
Summary roll forward of new build information
Movements in the three years ended December 31, 2015 may be summarized as follows:

(in thousands of $)
Balance at December 31, 2012	244,860
Additions, net, continuing basis	183,559
Additions, net, discontinued basis	132,974
Transfer to Vessels and equipment, net	(69,348)
Interest capitalized, continuing basis	5,783
Interest capitalized, discontinued basis	2,430
Transfer to held for distribution	(135,404)
Transfer to short term claim receivable	(112,101)
Balance at December 31, 2013	252,753
Newbuildings acquired, net, on consolidation of Golden Ocean	83,700
Newbuildings sold to Golden Ocean in April 2014	(41,617)
Newbuildings sold to Golden Ocean in September 2014	(64,178)
Additions, net, continuing basis	188,623
Additions, net, discontinued basis	270,130
Transfer to held for distribution	(250,118)
Transfer to Vessels and equipment, net	(186,717)
Interest capitalized, continuing basis	5,129
Interest capitalized, discontinued basis	2,087
Transfer to short term claim receivable	(32,742)
Balance at December 31, 2014	227,050
Additions, net, continuing basis	677,103
Newbuildings acquired on merger with Frontline 2012	16,523
Newbuildings acquired from related party	1,927
Newbuildings sold to Avance Gas	(517,398)
Transfer to Vessels and equipment, net	(133,429)
Interest capitalized, continuing basis	5,989
Transfer to short term claim receivable	(11,532)
Balance at December 31, 2015	266,233